Employee benefits - Summary of obligations for defined benefit plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Balances at the beginning of the year	$ (7,822)	$ (3,461)
Items classified in profit or loss
Current services cost	(44)	(28)	$ (60)
Cost for interest	(458)	(219)	(190)
Items classified in other comprehensive income
Actuarial remediation (losses)	(4,181)	(4,513)
Benefit payments		0
Payment of contributions	254	399
At the end of the year	(12,251)	(7,822)	(3,461)
Present value of the obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balances at the beginning of the year	(15,416)	(11,465)
Items classified in profit or loss
Current services cost	(44)	(28)
Cost for interest	(806)	(610)
Items classified in other comprehensive income
Actuarial remediation (losses)	(3,911)	(4,394)
Benefit payments	1,168	1,081
Payment of contributions		0
At the end of the year	(19,009)	(15,416)	(11,465)
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Balances at the beginning of the year	7,594	8,004
Items classified in profit or loss
Current services cost		0
Cost for interest	348	391
Items classified in other comprehensive income
Actuarial remediation (losses)	(270)	(119)
Benefit payments	(1,168)	(1,081)
Payment of contributions	254	399
At the end of the year	$ 6,758	$ 7,594	$ 8,004